Share-based awards - Schedule of RSU and PSU Activity (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	19,721
Granted (in shares) | shares	41,359
Shares vested (in shares) | shares	(8,191)
Forfeited (in shares) | shares	(31,255)
Outstanding at end of period (in shares) | shares	21,634
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 280.76
Granted (in USD per share) | $ / shares	185.18
Shares vested (in USD per share) | $ / shares	231.68
Forfeited (in USD per share) | $ / shares	232.28
Outstanding at end of period (in USD per share) | $ / shares	$ 186.66
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	647,589
Granted (in shares) | shares	1,160,760
Shares vested (in shares) | shares	(33,317)
Forfeited (in shares) | shares	(125,578)
Outstanding at end of period (in shares) | shares	1,649,454
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 251.36
Granted (in USD per share) | $ / shares	130.85
Shares vested (in USD per share) | $ / shares	273.99
Forfeited (in USD per share) | $ / shares	216.40
Outstanding at end of period (in USD per share) | $ / shares	$ 168.76